Condensed financial information of the parent company (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
OTHER ASSETS
Deferred IPO costs		$ 843,099	$ 676,117
TOTAL ASSETS		11,822,593	9,449,246
CURRENT LIABILITIES
Other payables		695,788	761,918
Due to a shareholder		56,778	35,685
TOTAL LIABILITIES		7,438,130	6,403,406
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively*	[1]	$ 6	$ 6
Ordinary shares, par value		$ 0.000001	$ 0.000001
Ordinary shares, shares authorized		49,000,000,000	49,000,000,000
Ordinary shares, shares outstanding		5,500,000	5,500,000
Ordinary shares, shares issued		5,500,000	5,500,000
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2024 and 2023, respectively*	[1]
Preferred shares, par value		$ 0.000001	$ 0.000001
Preferred shares, shares authorized		1,000,000,000	1,000,000,000
Preferred shares, shares outstanding		0	0
Preferred shares, shares issued		0	0
Additional paid-in capital		$ 2,860,566	$ 2,604,328
Statutory reserves		186,225	74,492
Accumulative profit		1,519,737	668,730
Accumulated other comprehensive loss		(182,071)	(301,716)
TOTAL SHAREHOLDERS’ EQUITY		4,384,463	3,045,840	$ 941,287	$ 1,043,470
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		11,822,593	9,449,246
Parent Company [Member]
OTHER ASSETS
Investment in subsidiaries		3,609,253	2,376,868
Deferred IPO costs		843,099	676,117
TOTAL ASSETS		4,452,352	3,052,985
CURRENT LIABILITIES
Other payables		7,889	7,145
Due to a shareholder		60,000
TOTAL LIABILITIES		67,889	7,145
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively*		$ 6	$ 6
Ordinary shares, par value		$ 0.000001	$ 0.000001
Ordinary shares, shares authorized		49,000,000,000	49,000,000,000
Ordinary shares, shares outstanding		5,500,000	5,500,000
Ordinary shares, shares issued		5,500,000	5,500,000
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2024 and 2023, respectively*
Preferred shares, par value		$ 0.000001	$ 0.000001
Preferred shares, shares authorized		1,000,000,000	1,000,000,000
Preferred shares, shares outstanding		0	0
Preferred shares, shares issued		0	0
Additional paid-in capital		$ 2,860,566	$ 2,604,328
Statutory reserves		186,225	74,492
Accumulative profit		1,519,737	668,730
Accumulated other comprehensive loss		(182,071)	(301,716)
TOTAL SHAREHOLDERS’ EQUITY		4,384,463	3,045,840
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 4,452,352	$ 3,052,985

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 11).